Exhibit 99.3 Schedule 3

Client Name:	New Residential Investment Corp
Client Project Name:	NRMLT 2024-NQM1
Start - End Dates:	11/7/2022 - 3/16/2023
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report	5

Loan Number	TPR Id	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XX	4E298B78-91B9-41D4-B227-DD61CB9FABF0	(No Data)	Total Cash Out	97035.22	97607.48

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